Derivative Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments

The table below presents the notional amount of the non-designated foreign currency contracts as of September 30, 2015 (unaudited) (in thousands):

	Notional Amount Sold, Net
Functional Currency:	Foreign Amount	USD Equivalent
AUD	48,449	$35,397
CAD	14,982	11,555
EUR	5,863	6,522
GBP	12,683	19,775
NZD	4,800	3,043

		$76,292

The table below presents the notional amount of the foreign currency contracts as of December 31, 2014 (in thousands):

	Notional Amount Purchased
Functional Currency:	Foreign Amount	USD Equivalent
AUD	32,700	$26,810
CAD	3,200	2,782
EUR	2,700	3,355
GBP	2,100	3,295
NZD	1,200	930

		$37,172

Fair Value of Derivative Contracts

The following table presents the fair value of the Company’s foreign currency derivative contracts as of the periods presented (in thousands):

		September 30, 2015		December 31, 2014
	Balance Sheet Location	Fair Value Derivative Assets	Fair Value Derivative Liabilities	Fair Value Derivative Assets	Fair Value Derivative Liabilities
		(unaudited)
Cash flow designated hedges	Prepaid expense and other current assets	$2,437	$—	$—	$—
Cash flow designated hedges	Accrued liabilities	—	1,585	—	—
Hedges not designated	Prepaid expense and other current assets	2,876	—	316	—
Hedges not designated	Accrued liabilities	—	740	—	105

Total fair value of derivative instruments		$5,313	$2,325	$316	$105

Impact of Derivative Contracts on Other Comprehensive Income and Statement of Operations

The following table presents the pre-tax impact of the Company’s foreign currency derivative contracts on other comprehensive income (“OCI”) and the condensed consolidated statement of operations for the periods presented (in thousands):

		Nine Months Ended September 30,
	Income Statement Location	2015	2014
		(unaudited)
Foreign exchange cash flow hedges:
Gain (loss) recognized in OCI—effective portion		$1,466	$—
Gain (loss) reclassified from OCI into income—effective portion	Revenue	580	—
Gain (loss) reclassified from OCI into income—effective portion	Operating expenses	(32)	—
Gain (loss) recognized in income—ineffective portion	Other expense, net	104	—

Foreign exchange balance sheet hedges:
Gain (loss) recognized in income	Other expense, net	$6,009	$—

Offsetting of Derivative Assets

The following table sets forth the available offsetting of net derivative assets under the master netting arrangements as of September 30, 2015 (in thousands) (unaudited):

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Condensed Consolidated Balance Sheets	Net Amounts Presented in Condensed Consolidated Balance Sheets	Gross Amounts Not Offset in Condensed Consolidated Balance Sheets
				Financial Instruments	Cash Collateral Received	Net Amount
Foreign exchange contracts	$5,313	$—	$5,313	$1,971	$—	$3,342

Offsetting of Derivative Liabilities

The following table sets forth the available offsetting of net derivative liabilities under the master netting arrangements as of September 30, 2015 (in thousands) (unaudited):

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Condensed Consolidated Balance Sheets	Net Amounts Presented in Condensed Consolidated Balance Sheets	Gross Amounts Not Offset in Condensed Consolidated Balance Sheets
				Financial Instruments	Cash Collateral Pledged	Net Amount
Foreign exchange contracts	$2,325	$—	$2,325	$1,971	$—	$354